CASH AND RESTRICTED CASH (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
CASH AND RESTRICTED CASH
Cash	¥ 16,259,457	¥ 5,810,938
Restricted cash - current assets	86,829	34,299
Restricted cash - non-current assets	146,643	128,025
Total cash and restricted cash shown in the consolidated statements of cash flows	¥ 16,492,929	¥ 5,973,262	¥ 2,284,748	¥ 1,947,600